Provisions - Employee obligations - France - (Details) - France - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in net defined benefit liability (asset) [abstract]
Percentage change in cost of provision	1.00%
Change in obligation	$ 4,953	$ 4,767
Not later than one year
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,128
Later than one year and not later than two years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,129
Later than two years and not later than three years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	2,018
Later than three years and not later than four years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	2,322
Later than four years and not later than five years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,691
Later than five years and not later than ten years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	9,065
FerroPem SAS | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	32,795	28,049
Current service cost	1,580	1,951
Borrowing costs	242	524
Actuarial differences	(2,170)	4,432
Benefits paid	(1,037)	(1,581)
Exchange differences	3,086	(580)
Obligations at end of year	$ 34,496	$ 32,795